Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Tax Liability [Abstract]
Balance at beginning of year	$ 50	$ 97	$ 64
Refunds during the year	5	14	12
Taxation paid	(171)	(174)	(165)
Taxation of items included in the income statement	242	190	234
Offset of VAT and other taxes	(63)	(78)	(47)
Translation	(9)	1	(1)
Balance at end of year	54	50	97
Taxation asset included in trade and other receivables				$ (6)	$ (3)	$ (14)
Taxation liability				60	53	111
Current tax liabilities	$ 50	$ 97	$ 64	$ 54	$ 50	$ 97